Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 235,166,669.07
Previously Paid Amount	153.10
Total Fee Amount	30,135.18
Total Offset Amount	0.00
Net Fee	$ 29,982.08